Transactions with Related Parties (Details) - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	May 29, 2018	May 31, 2016	Jun. 30, 2019	Jun. 30, 2018	Aug. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Vessels additions					$ 5,563,000	$ 0
Management fees	$ 26,481,000	$ 22,913,000			54,387,000	46,312,000
General and administrative expenses	6,808,000	4,892,000			11,945,000	8,055,000
Due to related parties, short-term	0				0			$ 12,029,000
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses	2,761,000	$ 2,188,000			5,626,000	$ 4,435,000
Administrative services agreement with the Manager | Subsequent Event
Related Party Transaction [Line Items]
Duration of agreement							5 years
Extended Management Agreement commencing from January 01, 2020 | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 50
Annual increase in management fees							3.00%
MR2 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 6,350
MR2 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,500
Duration of agreement			2 years
MR2 Product Tanker Vessel | Extended Management Agreement commencing from January 01, 2020 | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 6,800
Duration of agreement							2 years
MR2 Chemical Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				6,350
MR2 Chemical Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,500
Duration of agreement			2 years
MR2 Chemical Tanker Vessel | Extended Management Agreement commencing from January 01, 2020 | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 6,800
Duration of agreement							2 years
LR1 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				7,150
LR1 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 7,150
Duration of agreement			2 years
LR1 Product Tanker Vessel | Extended Management Agreement commencing from January 01, 2020 | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 7,200
Duration of agreement							2 years
VLCC | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 9,500
VLCC | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 9,500
Duration of agreement			2 years
VLCC | Extended Management Agreement commencing from January 01, 2020 | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 9,650
Duration of agreement							2 years
Navios Holdings and Navios Midstream
Related Party Transaction [Line Items]
Due from related parties	$ 15,392,000				$ 15,392,000			$ 15,818,000